Goodwill and Acquired Intangible Assets Acquired Intangible Assets (Details) - USD ($) $ in Thousands	Jun. 30, 2019	Jun. 30, 2018
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Amortization Expense, Next Twelve Months	$ 52,374
Finite-Lived Intangible Assets, Gross	463,591	$ 379,112
Finite-Lived Intangible Assets, Accumulated Amortization	(200,890)	(148,911)
Intangible assets, net	262,701	230,201
Finite-Lived Intangible Assets, Amortization Expense, Year Two	47,735
Finite-Lived Intangible Assets, Amortization Expense, Year Three	42,661
Finite-Lived Intangible Assets, Amortization Expense, Year Four	34,254
Finite-Lived Intangible Assets, Amortization Expense, Year Five	24,021
Finite-Lived Intangible Assets, Amortization Expense, after Year Five	61,656
Trade Names [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	145,908	99,102
Finite-Lived Intangible Assets, Accumulated Amortization	(35,199)	(23,821)
Intangible assets, net	110,709	75,281
Technology-Based Intangible Assets [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	84,980	55,460
Finite-Lived Intangible Assets, Accumulated Amortization	(48,653)	(39,218)
Intangible assets, net	36,327	16,242
Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	191,719	182,545
Finite-Lived Intangible Assets, Accumulated Amortization	(97,392)	(70,655)
Intangible assets, net	94,327	111,890
Customer-Related Intangible Assets [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	15,970	16,289
Finite-Lived Intangible Assets, Accumulated Amortization	(10,150)	(8,312)
Intangible assets, net	5,820	7,977
Print Network [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	25,014	25,716
Finite-Lived Intangible Assets, Accumulated Amortization	(9,496)	(6,905)
Intangible assets, net	$ 15,518	$ 18,811